QUARTERLY FINANCIAL DATA - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (120,224)	$ (142,236)	$ (79,704)	$ (115,782)	$ (33,146)	$ (26,279)	$ (15,514)	$ (16,766)	$ (30,097)	$ (148,928)	$ (228,632)	$ (370,866)	$ (88,656)	$ (64,293)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,805				1,408					2,926	4,424	6,008	2,323	625
Stock-based compensation	50,266				1,313					39,540	91,736	137,991	4,858	3,843
Deferred income taxes	1				1					2	4	(1,063)	151	(2,002)
Non-cash in-kind services	12,896				6,731					17,241	28,642	45,729	8,000	0
Loss on forward contract liability	0	0	0	0	1,324	0	$ 0	$ 0	0	1,324	1,324	1,324	0	0
Revaluation of warrant liability										29,157	(8,588)
Changes in operating assets and liabilities:
Accounts receivable, net					323					346	521	658	(763)	47
Prepaid expenses and other current assets	(1,758)				314					(1,125)	(250)	(1,586)	157	(2,588)
Accounts payable, accrued expenses and other current liabilities	2,083				(156)					9,064	19,398	29,668	(9,366)	15,121
Customer deposits	(4,161)									4,892	6,823
Net cash used in operating activities	(59,249)				(21,897)					(45,561)	(84,598)	(150,533)	(80,627)	(54,019)
Cash flows from investing activities
Purchases and deposits of property and equipment	(24,521)				(1,439)					(6,303)	(15,180)	(22,324)	(21,100)	(9,155)
Investment in joint venture											(15)	(8,817)	0	0
Net cash used in investing activities	(24,521)				(1,439)					(6,303)	(15,195)	(31,141)	(39,302)	(15,410)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid										50,349	50,349
Business Combination and PIPE financing, net of issuance costs paid	0				(394)					616,736	616,726	616,726	0	0
Proceeds from the exercise of stock options										1,884	2,204	9,650	1	0
Proceeds from the exercise of stock warrants, net of issuance costs paid											263,064	264,548	0	0
Proceeds from landlord of finance lease										889	889	889	0	0
Payments to landlord for finance lease	(258)				(309)					(544)	(789)	(1,042)	0	0
Proceeds from note payable										4,134	4,134	4,134	0	4,100
Payment of note payable	(4,100)				0					(4,134)	(4,134)	(4,134)	0	0
Net cash provided by financing activities	(1,758)				13,151					669,314	932,443	941,120	35,805	211,732
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents	(85,528)				(10,185)					617,450	832,650	759,446	(84,124)	142,303
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period	849,278	922,482	707,282	79,647	89,832				$ 173,956	89,832	89,832	89,832	173,956	31,653
Cash and cash equivalents, including restricted cash and cash equivalents, end of period	$ 763,750	849,278	922,482	707,282	79,647	89,832				707,282	922,482	849,278	89,832	$ 173,956
As Previously Reported
Cash flows from operating activities
Net loss		(147,096)	(117,449)	(86,625)						(119,771)	(237,220)	(384,314)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization										2,926	4,424
Stock-based compensation										39,540	91,736
Deferred income taxes										2	4
Non-cash in-kind services										17,241	28,642
Loss on forward contract liability										1,324	1,324
Revaluation of warrant liability										0	0
Changes in operating assets and liabilities:
Accounts receivable, net										346	521
Prepaid expenses and other current assets										(1,125)	(250)
Accounts payable, accrued expenses and other current liabilities										9,064	19,398
Customer deposits										4,892	6,823
Net cash used in operating activities										(45,561)	(84,598)	(150,533)
Cash flows from investing activities
Purchases and deposits of property and equipment										(6,303)	(15,180)
Investment in joint venture											(15)
Net cash used in investing activities										(6,303)	(15,195)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid										50,349	50,349
Business Combination and PIPE financing, net of issuance costs paid										616,736	616,726
Proceeds from the exercise of stock options										1,884	2,204
Proceeds from the exercise of stock warrants, net of issuance costs paid											263,064
Proceeds from landlord of finance lease										889	889
Payments to landlord for finance lease										(544)	(789)
Proceeds from note payable										4,134	4,134
Payment of note payable										(4,134)	(4,134)
Net cash provided by financing activities										669,314	932,443
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents										617,450	832,650
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period		922,482	707,282		89,832					89,832	89,832	89,832
Cash and cash equivalents, including restricted cash and cash equivalents, end of period			922,482	707,282		89,832				707,282	922,482		89,832
Adjustments
Cash flows from operating activities
Net loss		4,860	37,745	(29,157)						(29,157)	8,588	13,448
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization										0	0
Stock-based compensation										0	0
Deferred income taxes										0	0
Non-cash in-kind services										0	0
Loss on forward contract liability										0	0
Revaluation of warrant liability										29,157	(8,588)
Changes in operating assets and liabilities:
Accounts receivable, net										0	0
Prepaid expenses and other current assets										0	0
Accounts payable, accrued expenses and other current liabilities										0	0
Customer deposits										0	0
Net cash used in operating activities										0	0	0
Cash flows from investing activities
Purchases and deposits of property and equipment										0	0
Investment in joint venture											0
Net cash used in investing activities										0	0
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs paid										0	0
Business Combination and PIPE financing, net of issuance costs paid										0	0
Proceeds from the exercise of stock options										0	0
Proceeds from the exercise of stock warrants, net of issuance costs paid											0
Proceeds from landlord of finance lease										0	0
Payments to landlord for finance lease										0	0
Proceeds from note payable										0	0
Payment of note payable										0	0
Net cash provided by financing activities										0	0
Net increase (decrease) in cash and cash equivalents and restricted cash and cash equivalents										0	0
Cash and cash equivalents, including restricted cash and cash equivalents, beginning of period		$ 0	0		$ 0					0	0	$ 0
Cash and cash equivalents, including restricted cash and cash equivalents, end of period			$ 0	$ 0		$ 0				$ 0	$ 0		$ 0